Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2016
Commitments and Contingencies [Abstract]
Future minimum payments for operating leases
October 1, 2016 through December 31, 2016	$324
2017	1,537
2018	1,239
2019	925
2020	699
2021	626
2022 and thereafter	922

$6,272